Document And Entity Information	3 Months Ended
	Jun. 30, 2011	Sep. 27, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	CleanTech Innovations, Inc.
Document Type	Other
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		24,982,822
Amendment Flag	false
Entity Central Index Key	0001382219
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun 30, 2011
Document Fiscal Year Focus	2011

Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS:
Cash and equivalents	$ 1,238,155	$ 13,308,568	$ 1,295,145
Restricted cash	1,440,832	281,569
Accounts receivable, net	15,363,108	13,988,139	1,320,899
Other receivables and deposits	478,513	775,871	550,469
Retentions receivable	2,371,079	105,911	57,088
Prepayments	621,208	233,904
Advances to suppliers	5,283,906	852,518	11,245
Inventories	4,352,136	2,440,591	169,707
Notes receivable	1,245,905	75,498
Total current assets	32,394,842	32,062,569	3,404,553
NON CURRENT ASSETS:
Construction in progress	708,423		2,326,460
Long-term investment	92,713	90,597	87,872
Retentions receivable	999,949	2,460,202	63,234
Prepayments	319,428	315,392	254,940
Property and equipment, net	10,990,385	10,721,944	52,864
Land use right and patents, net	3,690,783	3,645,622	3,536,894
Total non current assets	16,801,681	17,233,757	6,322,264
TOTAL ASSETS	49,196,523	49,296,326	9,726,817
CURRENT LIABILITIES:
Accounts payable	1,645,543	1,960,401	518,392
Advance from customers	123,401	252,903	202,812
Other payables and accrued expenses	104,057	465,662	747,759
Taxes payable	128,757	921,767	466,593
Advance from shareholder	265,299	302,305
Short-term loans	13,708,511	3,865,493	3,221,932
Short-term payable, net of unamortized interest	378,574	369,937
Total current liabilities	16,354,142	8,138,468	5,157,488
NON CURRENT LIABILITIES:
Advance from shareholder	139,800	255,796
Long-term loan		10,000,000
Long-term payable, net of unamortized interest	1,274,444	1,217,241
Total noncurrent liabilities	1,414,244	11,473,037
Total Liabilities	17,768,386	19,611,505	5,157,488
CONTINGENCY AND COMMITMENTS	0	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.00001 par value, 100,000,000 shares authorized, no shares issued and outstanding as of June 30, 2011 and December 31, 2010 and 2009, respectively	0	0	0
Common stock, $0.00001 par value, 100,000,000 shares authorized, 24,982,822, 24,963,322 and 15,122,000 shares issued and outstanding as of June 30, 2011 and December 31, 2010 and 2009, respectively	250	250	151
Paid in capital	20,633,984	20,514,442	358,939
Statutory reserve fund	1,043,448	890,122	393,578
Accumulated other comprehensive income	1,951,272	1,030,432	289,383
Retained earnings	7,799,183	7,249,575	3,527,278
Total stockholders' equity	31,428,137	29,684,821	4,569,329
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 49,196,523	$ 49,296,326	$ 9,726,817

Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	24,982,822	24,963,322	15,122,000
Common stock, shares outstanding	24,982,822	24,963,322	15,122,000

Consolidated Statements of Income and Comprehensive Income (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Net sales	$ 6,191,279	$ 1,451,119	$ 10,123,944	$ 1,683,237	$ 22,291,095	$ 2,730,954
Cost of goods sold	4,908,846	1,082,596	7,767,963	1,195,163	15,811,154	1,301,400
Gross profit	1,282,433	368,523	2,355,981	488,074	6,479,941	1,429,554
Operating expenses
Selling	328,657	53,457	618,549	107,435	348,960	62,088
General and administrative	501,441	201,925	1,108,672	364,393	1,736,761	365,172
Total operating expenses	830,098	255,382	1,727,221	471,828	2,085,721	427,260
Income from operations	452,335	113,141	628,760	16,246	4,394,220	1,002,294
Non-operating income (expenses)
Interest income	4,268		14,373	3,348	7,566	464
Interest expense	(332,236)	(109,593)	(659,255)	(213,586)	(425,325)	(129,760)
Other income	1,391		5,863		3,190
Other expenses	(13,225)	(1,085)	(25,807)	(43,461)	(42,894)
Subsidy income	197,778	634,067	997,889	1,007,296	1,230,815	240,465
Total non-operating income (expenses), net	(142,024)	523,389	333,063	753,597	773,352	111,169
Income before income tax	310,311	636,530	961,823	769,843	5,167,572	1,113,463
Income tax expense	(105,505)	(150,566)	(258,890)	(188,726)	(948,731)	(282,098)
Net Income	204,806	485,964	702,933	581,117	4,218,841	831,365
Foreign currency translation	523,743	42,895	920,840	44,269	741,049	3,841
Comprehensive Income	$ 728,549	$ 528,859	$ 1,623,773	$ 625,386	$ 4,959,890	$ 835,206
Basic weighted average shares outstanding (in Shares)	24,982,736	15,122,000	24,976,910	15,122,000	18,841,531	15,122,000
Diluted weighted average shares outstanding (in Shares)	24,982,736	15,122,000	25,286,693	15,122,000	19,135,111	15,122,000
Basic earnings per share (in Dollars per share)	$ 0.01	$ 0.03	$ 0.03	$ 0.04	$ 0.22	$ 0.05
Diluted earnings per share (in Dollars per share)	$ 0.01	$ 0.03	$ 0.03	$ 0.04	$ 0.22	$ 0.05

Consolidated Statement of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2008	$ 151	$ 358,939	$ 308,949	$ 285,542	$ 2,780,542	$ 3,734,123
Balance, shares (in Shares) at Dec. 31, 2008	15,122,000
Net income for the year					831,365	831,365
Transfer to statutory reserves			84,629		(84,629)
Foreign currency translation gain				3,841		3,841
Balance at Dec. 31, 2009	151	358,939	393,578	289,383	3,527,278	4,569,329
Balance, shares (in Shares) at Dec. 31, 2009	15,122,000
Recapitalization on reverse acquisition	40	(40)
Recapitalization on reverse acquisition (in Shares)	4,008,000
Issuance of shares for cash	58	17,050,145				17,050,203
Issuance of shares for cash (in Shares)	5,833,322
Shareholder contribution		2,936,556				2,936,556
Compensation expenses related to stock options		168,842				168,842
Net income for the year					4,218,841	4,218,841
Transfer to statutory reserves			496,544		(496,544)
Foreign currency translation gain				741,049		741,049
Balance at Dec. 31, 2010	$ 250	$ 20,514,442	$ 890,122	$ 1,030,432	$ 7,249,575	$ 29,684,821
Balance, shares (in Shares) at Dec. 31, 2010	24,963,322

Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 702,933	$ 581,117	$ 4,218,841	$ 831,365
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	295,611	84,929	251,208	75,019
Stock options	35,719		168,842
Allowance for accounts receivable			8,692
Amortization of interest expense	28,476
(Increase) decrease in assets:
Restricted cash	(1,140,441)	(1,211,525)	(275,463)
Accounts receivable	(1,037,233)	(702,791)	(12,361,137)	(1,320,357)
Retentions receivable	(737,085)	(103,439)	(2,389,100)	(120,273)
Notes receivable	(1,156,228)		(73,861)
Other receivables, deposits and prepayments	(71,892)	(418,625)	(489,110)	(805,014)
Advances to suppliers	(4,364,611)	(1,028,384)	(822,688)	(11,240)
Inventories	(1,834,856)	(1,946,863)	(2,216,487)	(168,401)
Increase (decrease) in liabilities:
Accounts payable	(356,798)	961,766	1,395,002	517,521
Other payables and accrued expenses	(368,174)	(723,618)	(298,079)	(182,719)
Advance from customers	(133,968)	3,042,982	42,848	202,729
Taxes payable	(805,877)	(411,530)	431,139	415,664
Net cash used in operating activities	(10,944,424)	(1,875,981)	(12,409,353)	(565,706)
CASH FLOWS FROM INVESTING ACTIVITIES:
Construction in process	(700,896)	(38,007)		(1,245,742)
Acquisition of property & equipment	(273,988)	(1,458,035)	(5,884,286)	(52,581)
Acquisition of intangible assets		(60,134)	(75,401)
Long term investment				(87,353)
Net cash used in investing activities	(974,884)	(1,556,176)	(5,959,687)	(1,385,676)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long term loans	83,823		10,000,000	3,220,612
Advance from shareholder	(164,269)		545,999
Proceeds from short term loans		5,946,097	11,042,802
Repayment of short term loans	(244,607)	(5,565,156)	(10,511,005)
Contribution by shareholders		2,285,754	2,132,732
Issuance of common stock for cash			17,050,203
Net cash provided by financing activities	(325,053)	2,666,695	30,260,731	3,220,612
EFFECT OF EXCHANGE RATE CHANGE ON CASH & EQUIVALENTS	173,948	3,248	121,732	60
NET INCREASE IN CASH & EQUIVALENTS	(12,070,413)	(762,214)	12,013,423	1,269,290
CASH & EQUIVALENTS, BEGINNING OF PERIOD	13,308,568	1,295,145	1,295,145	25,855
CASH & EQUIVALENTS, END OF PERIOD	1,238,155	532,931	13,308,568	1,295,145
Supplemental Cash flow data:
Income tax paid	530,194	320,333	1,216,021	14,883
Interest paid	$ 129,443	$ 204,584	$ 616,458	$ 129,274

ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1. ORGANIZATION AND DESCRIPTION OF BUSINESS

CleanTech Innovations, Inc., formerly known as Everton Capital Corporation (the “Company” or “CleanTech”), was incorporated on May 9, 2006, in the State of Nevada. Through its wholly owned operating subsidiaries in China, the Company designs, manufactures, tests and sells structural towers for on-land and off-shore wind turbines and manufactures specialty metal products that require advanced manufacturing and engineering capabilities, including bellows expansion joints and connecting bend pipes used for waste heat recycling in steel production and in ultra-high-voltage electricity transmission grids, as well as industrial pressure vessels.

The Company authorized an 8-for-1 forward split of its common stock effective July 2, 2010. Prior to the forward split, the Company had 5,501,000 shares of common stock outstanding, and, after giving effect to the forward split, the Company had 44,008,000 shares of common stock outstanding. The effect of the forward stock split was retroactively reflected for all periods presented.

The Company acquired Liaoning Creative Bellows Co., Ltd. (“Creative Bellows”) pursuant to the terms of a Share Exchange Agreement and Plan of Reorganization, dated July 2, 2010, as amended. Under the terms of the Share Exchange Agreement, on July 2, 2010, the Company issued 15,122,000 shares of its common stock to the three owners of Creative Bellows and two of their designees to enter into and consummate a series of transactions, described below, by which the Company acquired 100% of Creative Bellows. Concurrently with the Share Exchange Agreement and as a condition thereof, the Company entered into an agreement with Jonathan Woo, the Company’s former Chief Executive Officer and Director, pursuant to which he returned 40,000,000 shares of the Company’s common stock for cancellation. Mr. Woo received  $40,000 from the Company for the cancellation of his shares of common stock, which was charged to additional paid-in capital. The  $40,000 payment reflected the fair value of the shares in the Company, which was a non-operating public shell with no trading market for its common stock prior to the Share Exchange Agreement. The cancelled shares were retired and, for accounting purposes, the shares were treated as not having been outstanding for any period presented. Upon completion of the foregoing transactions, the Company had 19,130,000 shares of its common stock issued and outstanding. Simultaneously with the foregoing transactions, the Company changed its fiscal year end to December 31.

On July 15, 2010, the State Administration of Industry and Commerce (“AIC”) of the People’s Republic of China (“PRC”) issued a Sino-foreign joint venture business license to Creative Bellows, indicating that a capital injection by Wonderful Limited, a British Virgin Islands company, was approved and registering its ownership of a 4.999% equity interest in Creative Bellows. On August 18, 2010, the AIC issued an approval registration of the Company’s capital injection of approximately  $23.3 million in cash for approximately 87% of Creative Bellows. Finally, on October 15, 2010, the Company obtained PRC government approval to acquire the remaining minority interest in Creative Bellows held by its original shareholders and Wonderful Limited for approximately  $6 million in cash. On October 27, 2010, pursuant to waiver and release agreements, the selling minority shareholders of Creative Bellows waived their rights to receive cash for their equity interests for a mutual release of claims. As a result of these transactions, Creative Bellows became a 100% subsidiary of the Company effective October 15, 2010.

For accounting purposes, the Share Exchange Agreement and subsequent transactions described above were treated as a reverse acquisition and recapitalization of Creative Bellows because, prior to the transactions, the Company was a non-operating public shell and, subsequent to the transactions, the shareholders of Creative Bellows owned a majority of the outstanding common stock of the Company and exercise significant influence over the operating and financial policies of the consolidated entity. Pursuant to Securities and Exchange Commission (“SEC”) rules, the merger or acquisition of a private operating company into a non-operating public shell with nominal net assets is considered a capital transaction. Accordingly, for accounting purposes, the transaction was treated as a reverse acquisition and recapitalization.

Creative Bellows was incorporated in the PRC province of Liaoning on September 17, 2007. Creative Bellows designs and manufactures bellows expansion joints, pressure vessels, wind tower components for wind turbines and other fabricated metal specialty products. On May 26, 2009, the three individual shareholders of Creative Bellows established Liaoning Creative Wind Power Equipment Co., Ltd. (“Creative Wind Power”). At the end of 2009, the three shareholders transferred their shares to Creative Bellows at cost; as a result of the transfer of ownership, Creative Bellows owned 100% of Creative Wind Power. Creative Wind Power markets and sells wind tower components designed and manufactured by Creative Bellows.

The unaudited financial statements included herein were prepared by the Company pursuant to the rules and regulations of the SEC. The information furnished herein reflects all adjustments (consisting of normal recurring accruals and adjustments) that are, in the opinion of management, necessary to fairly present the operating results for the respective periods. Certain information and footnote disclosures normally present in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) were omitted pursuant to such rules and regulations. These financial statements should be read in conjunction with the audited financial statements and footnotes included in the Company’s 2010 audited financial statements included in the Company’s Annual Report on Form 10-K. The results for the six and three months ended June 30, 2011, are not necessarily indicative of the results to be expected for the full year ending December 31, 2011.

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

CleanTech Innovations, Inc., formerly known as Everton Capital Corporation (the “Company” or “CleanTech”), was incorporated on May 9, 2006, in the State of Nevada. Through its wholly owned operating subsidiaries in China, the Company designs, manufactures, tests and sells structural towers for on-land and off-shore wind turbines and manufactures specialty metal products that require advanced manufacturing and engineering capabilities, including bellows expansion joints and connecting bend pipes used for waste heat recycling in steel production and in ultra-high-voltage electricity transmission grids, as well as industrial pressure vessels.

The Company authorized an 8-for-1 forward split of its common stock effective July 2, 2010. Prior to the forward split, CleanTech had 5,501,000 shares of common stock outstanding, and, after giving effect to the forward split, CleanTech had 44,008,000 shares of common stock outstanding. The effect of the forward stock split was retroactively reflected for all periods presented.

The Company acquired Liaoning Creative Bellows Co., Ltd. (“Creative Bellows”) pursuant to the terms of a Share Exchange Agreement and Plan of Reorganization, dated July 2, 2010, as amended. Pursuant to the Share Exchange Agreement, on July 2, 2010, the Company issued 15,122,000 shares of its common stock to the three owners of Creative Bellows and two of their designees in exchange for their agreement to enter into and consummate a series of transactions, described below, by which the Company acquired 100% of Creative Bellows. Concurrently with the Share Exchange Agreement and as a condition thereof, the Company entered into an agreement with Jonathan Woo, the Company’s former Chief Executive Officer and Director, pursuant to which he returned 40,000,000 shares of the Company’s common stock for cancellation. Mr. Woo received compensation of  $40,000 from the Company for the cancellation of his shares of common stock, which was charged to additional paid in capital. The  $40,000 payment reflected the fair value of the shares in the Company, which was a non-operating public shell with no trading market for its common stock prior to the Share Exchange Agreement. The cancelled shares were retired and, for accounting purposes, the shares were treated as not having been outstanding for any period presented. Upon completion of the foregoing transactions, the Company had 19,130,000 shares of its common stock issued and outstanding. Simultaneously with the foregoing transactions, the Company changed its fiscal year end from August to December.

On July 15, 2010, the State Administration of Industry and Commerce (“AIC”) of the People’s Republic of China (“PRC”) issued a Sino-foreign joint venture business license for Creative Bellows, indicating that a capital injection by Wonderful Limited, a British Virgin Islands company, was approved and registering its ownership of a 4.999% equity interest in Creative Bellows. On August 18, 2010, the AIC issued an approval registration of the Company’s capital injection of approximately  $23.3 million in cash in exchange for approximately 87% of Creative Bellows. Finally, on October 15, 2010, the Company obtained PRC government approval to acquire the remaining minority interest in Creative Bellows held by its original shareholders and Wonderful Limited for approximately  $6 million in cash. On October 27, 2010, pursuant to waiver and release agreements, the selling minority shareholders of Creative Bellows waived their rights to receive cash for their equity interests in exchange for a mutual release of claims. As a result of these transactions, Creative Bellows became the 100% subsidiary of the Company effective as of October 15, 2010.

For accounting purposes, the Share Exchange Agreement and subsequent transactions described above were treated as a reverse acquisition and recapitalization of Creative Bellows because, prior to the transactions, the Company was a non-operating public shell and, subsequent to the transactions, the shareholders of Creative Bellows owned a majority of the outstanding common stock of the Company and exercise significant influence over the operating and financial policies of the consolidated entity. Pursuant to Securities and Exchange Commission (“SEC”) rules, the merger or acquisition of a private operating company into a non-operating public shell with nominal net assets is considered a capital transaction. Accordingly, for accounting purposes, the transaction was treated as a reverse acquisition and recapitalization.

Creative Bellows was incorporated in the PRC province of Liaoning on September 17, 2007. Creative Bellows designs and manufactures bellows expansion joints, pressure vessels, wind tower components for wind turbines and other fabricated metal specialty products. On May 26, 2009, three individual shareholders, who were also the shareholders of Creative Bellows, established Liaoning Creative Wind Power Equipment Co., Ltd. (“Creative Wind Power”). At the end of 2009, the three shareholders transferred all of their shares to Creative Bellows at cost; as a result of the transfer of ownership, Creative Bellows owned 100% of Creative Wind Power. Creative Wind Power markets and sells wind towers components designed and manufactured by Creative Bellows.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Significant Accounting Policies [Text Block]
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements were prepared in conformity with US GAAP. The Company’s functional currency is the Chinese Yuan Renminbi (“RMB”); however, the accompanying consolidated financial statements were translated and presented in United States Dollars (“USD”). The accompanying consolidated financial statements present the historical financial condition, results of operations and cash flows of the operating companies.

Principles of Consolidation

The consolidated financial statements include the accounts of CleanTech and its wholly owned subsidiaries, Creative Bellows and Creative Wind Power. All intercompany transactions and account balances were eliminated in consolidation.

Use of Estimates

In preparing financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Significant estimates include the recoverability of long-lived assets and the valuation of inventories. Actual results could differ from those estimates.

Cash and Equivalents

Cash and equivalents include cash on hand, demand deposits placed with banks or other financial institutions and all highly liquid investments with an original maturity of three months or less as of the purchase date of such investments.

Restricted Cash

Restricted cash consists of a percentage of sales deposited by the Company into its bank accounts according to contract terms and which serves as a contract execution and product delivery guarantee. The restriction is released upon customer acceptance of the product.

Accounts and Retentions Receivable

The Company maintains reserves for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer creditworthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. The past due receivables are determined based on contractual payment terms specified in the contract. The Company does not anticipate any significant credit risk because the majority of its customers are large, well-capitalized state-owned and publicly traded utility and industrial companies with stable operations. Based on its historical collection activity, the Company had allowances for bad debts of  $23,174 and  $8,884 at June 30, 2011, and December 31, 2010, respectively.

At June 30, 2011 and December 31, 2010, the Company had retentions receivable for product quality assurance of  $3,371,028 and  $2,566,113, respectively. The retention generally is 10% of the sales price with terms of 1-2 years, but no later than the termination of the warranty period. Current retentions receivable of  $2,371,079 and  $105,911 at June 30, 2011, and December 31, 2010, respectively, are current and due within one year;  $999,949 and  $2,460,202 of the retentions receivable are long-term at June 30, 2011, and December 31, 2010, respectively. The Company has not encountered any significant collectability issue with respect to the retention receivables.

Inventories

The Company’s inventories are valued at the lower of cost or market, with cost determined on a weighted average basis. The Company compares the cost of inventories with market value and allowance made to write down the inventories to their market value, if lower.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Expenditures for maintenance and repairs are expensed as incurred; additions, renewals and betterments are capitalized. When property and equipment are retired or otherwise disposed, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations. Depreciation of property and equipment is provided using the straight-line method for substantially all assets with 5% salvage value and estimated lives as follows:

Buildings	40	Years
Machinery	5 - 15	Years
Vehicle	5	Years
Office equipment	5	Years

Land Use Rights

Right to use land is stated at cost less accumulated amortization. Amortization is provided using the straight-line method over 50 years.

Impairment of Long-Lived Assets

Long-lived assets, which include property, plant and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Recoverability of long-lived assets to be held and used is measured by comparing the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the assets. Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable. Based on its review, the Company believes that as of June 30, 2011, and December 31, 2010, there were no significant impairments of its long-lived assets.

Income Taxes

The Company utilizes Statement of Financial Accounting Standards (“SFAS”) No. 109, “Accounting for Income Taxes,” codified in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740, which requires recognition of deferred tax assets and liabilities for expected future tax consequences of events that were included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company follows FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), codified in FASB ASC Topic 740. When tax returns are filed, it is likely that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits along with any associated interest and penalties that would be payable to the taxing authorities upon examination. Interest associated with unrecognized tax benefits are classified as interest expense and penalties are classified in selling, general and administrative expenses in the statements of income. At June 30, 2011 and December 31, 2010, the Company did not take any uncertain positions that would necessitate recording a tax-related liability.

Revenue Recognition

The Company’s revenue recognition policies are in compliance with SEC Staff Accounting Bulletin (“SAB”) 104 (codified in FASB ASC Topic 605). Sales revenue, including the final 10% of the purchase price, is recognized after delivery is complete, customer acceptance of the product occurs and collectability is reasonably assured. Customer acceptance occurs after the customer puts the product through a quality inspection, which normally is completed within one to two weeks from customer receipt of the product. The customer is responsible for installation and integration of our component products into their end products. Payments received before satisfaction of all relevant criteria for revenue recognition are recorded as unearned revenue. Unearned revenue consists of payments received from customers prior to customer acceptance of the product.

The Company’s standard payment terms in its arrangements with its wind tower customers generally provide that 10% of the purchase price is due upon the Company’s deposit of restricted cash into a bank account as a contract guarantee, 20% upon the Company’s purchase of raw material for the order, 10% upon delivery of the base ring component of the wind towers, 30% upon delivery of the wind tower tube sections and 20% upon customer inspection and acceptance of the product, which customers normally complete within 1-2 weeks after delivery. As a common practice in the manufacturing business in China, payment of the final 10% of the purchase price is due no later than the termination date of the product warranty period, which can be up to 24 months from the customer acceptance date. The final 10% of the purchase price is recognized as revenue upon customer acceptance of the product. For the Company’s bellows expansion joints and pressure vessels, payment terms are negotiated on a case-by-case basis and these payment percentages and terms may differ for each customer.

Sales revenue represents the invoiced value of goods, net of value-added tax (“VAT”). The Company’s products sold and services provided in China are subject to VAT of 17% of the gross sales price. This VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing the finished product. The Company recorded VAT payable and VAT receivable net of payments in the financial statements. The VAT tax return is filed offsetting the payables against the receivables.

Warranties

The Company offers a warranty to its customers on its products of up to 24 months depending on the terms negotiated with each customer. During the warranty period, the Company will repair or replace defective products free of charge. The Company commenced production in 2009 and as of June 30, 2011, the Company accrued  $10,801 in warranty expense. The Company implemented internal manufacturing protocols designed to ensure product quality beginning from the receipt of raw materials to the final inspection at the time products are shipped. The Company monitors warranty claims and accrues for warranty expense accordingly, using ASC Topic 450 to account for its standard warranty.

The Company provides its warranty to all customers and does not consider it an additional service; rather, the warranty is considered an integral part of the product’s sale. There is no general right of return indicated in the contracts or purchase orders. If a product under warranty is defective or malfunctions, the Company is responsible for fixing it or replacing it with a new product. The Company’s products are its only deliverables.

The Company’s warranty reserve activity for the six months ended June 30, 2011, is as follows:

2011
Balance at January 1, 2011	$10,555
Provisions	-
Exchange rate gain	246
Actual costs incurred	-
Balance at June 30, 2011 (in current liabilities)	$10,801

The Company provides after-sales services at a charge after expiration of the warranty period. Such revenue is recognized when such service is provided. For the six and three months ended June 30, 2011, there was no after-sales services income.

Cost of Goods Sold

Cost of goods sold consists primarily of material, labor and related overhead, which is attributable to the products, and other indirect costs that benefit all products. Write-down of inventory to lower of cost or market is also recorded in cost of goods sold.

Research and Development

Research and development costs are related primarily to the Company’s development and testing of its new technologies that are used in the manufacturing of bellows-related products. Research and development costs are expensed as incurred. For the six months ended June 30, 2011 and 2010, research and development was  $114,660 and  $2,674, respectively, and was included in general and administrative expenses. For the three months ended June 30, 2011 and 2010, research and development was  $53,531 and  $705, respectively.

Subsidy Income

Subsidy income included grants from LiaoNing Province Finance Bureau to support the Company’s special technology development project and Science and Technology Support Grant from the Administrative Committee of Liaoning Province Tieling Economic & Technological Development Zone to attract businesses with high-tech products to such zone. This latter grant was without any conditions and restrictions, did not require repayment and was exempt from income tax in 2008. The grant is determined based on the investment made by the Company, its floor space occupied in such zone and certain taxes paid by the Company. Subsidy income is subject to PRC statutory income tax. In addition, the Company received  $998,000 and  $198,000 during the six and three months ended June 30, 2011, respectively, and  $1,007,000 and  $634,000 during the six and three months ended June 30, 2010, respectively, from the local government in recognition of the Company becoming a U.S.-listed company.

Shipping and Handling Costs

Shipping and handling costs for delivery of finished goods are included in selling expenses. During the six months ended June 30, 2011 and 2010, shipping and handling costs were  $534,037 and  $42,804, respectively. During the three months ended June 30, 2011 and 2010, shipping and handling costs were  $307,009 and  $22,922, respectively.

Basic and Diluted Earnings per Share (EPS)

Basic EPS is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding for the period. Diluted EPS is computed similar to basic net income per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if all the potential common shares, warrants and stock options had been issued and if the additional common shares were dilutive. Diluted earnings per share are based on the assumption that all dilutive convertible shares and stock options and warrants were converted or exercised. Dilution is computed by applying the treasury stock method for the outstanding options and warrants, and the if-converted method for the outstanding convertible preferred shares. Under the treasury stock method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period. Under the if-converted method, convertible outstanding instruments are assumed to be converted into common stock at the beginning of the period (or at the time of issuance, if later). The following table presents a reconciliation of basic and diluted earnings per share:

	Six months ended June 30,
	2011	2010
Net income	$702,933	$581,117

Weighted average shares outstanding – basic	24,976,910	15,122,000
Effect of dilutive securities:
Unexercised warrants and options	309,783	-
Weighted average shares outstanding – diluted	25,286,693	15,122,000

Earnings per share – basic	$0.03	$0.04
Earnings per share – diluted	$0.03	$0.04

	Three months ended June 30,
	2011	2010
Net income	$204,806	$485,964

Weighted average shares outstanding – basic	24,982,736	15,122,000
Effect of dilutive securities:
Unexercised warrants and options		-
Weighted average shares outstanding – diluted	24,982,736	15,122,000

Earnings per share – basic	$0.01	$0.03
Earnings per share – diluted	$0.01	$0.03

Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist primarily of accounts and other receivables. The Company does not require collateral or other security to support these receivables. The Company conducts periodic reviews of its clients’ financial condition and customer payment practices to minimize collection risk on accounts receivable.

Cash includes cash on hand and demand deposits in accounts maintained within China. Certain financial instruments, which subject the Company to concentration of credit risk, consist of cash. Balances at financial institutions within China are not covered by insurance. The Company has not experienced any losses in such accounts.

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC, as well as by the general state of the PRC economy.

Statement of Cash Flows

In accordance with SFAS No. 95, “Statement of Cash Flows,” codified in FASB ASC Topic 230, cash flows from the Company’s operations are calculated based upon local currencies. As a result, amounts related to assets and liabilities reported on the statement of cash flows may not necessarily agree with changes in the corresponding balances on the balance sheet.

Fair Value of Financial Instruments

Certain of the Company’s financial instruments, including cash and equivalents, accounts receivable, other receivables, accounts payable, accrued liabilities and short-term debt, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures,” requires disclosure of the fair value of financial instruments held by the Company. ASC Topic 825, “Financial Instruments,” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

As of June 30, 2011, and December 31, 2010, the Company did not identify any assets and liabilities required to be presented on the balance sheet at fair value.

Stock-Based Compensation

The Company accounts for its stock-based compensation in accordance with SFAS No. 123R, “Share-Based Payment, an Amendment of FASB Statement No. 123” (codified in FASB ASC Topics 718 and 505). The Company recognizes in the income statement the grant-date fair value of stock options and other equity-based compensation issued to employees and non-employees.

Foreign Currency Translation and Transactions

The accompanying consolidated financial statements are presented in USD. The Company’s functional currency is RMB, which is translated into USD for balance sheet accounts using the current exchange rates in effect as of the balance sheet date and for revenue and expense accounts using the average exchange rate during the fiscal year. The translation adjustments are recorded as a separate component of stockholders’ equity, captioned accumulated other comprehensive income (loss). Gains and losses resulting from transactions denominated in foreign currencies are included in other income (expense) in the consolidated statements of operations.

Comprehensive Income (Loss)

The Company uses SFAS No. 130 “Reporting Comprehensive Income” (codified in FASB ASC Topic 220). Comprehensive income is comprised of net income and all changes to the statements of stockholders’ equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. Comprehensive income for the six and three months ended June 30, 2011 and 2010, included net income and foreign currency translation adjustments.

Segment Reporting

SFAS No. 131, “Disclosures about Segments of an Enterprise and Related Information” (codified in FASB ASC Topic 280), requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure or any other manner in which management disaggregates a company.

Management determined that the Company’s product lines – wind towers, bellows expansion joints and pressure vessels – constitute a single reportable segment under ASC 280. The Company operates exclusively in one business: the design and manufacture of highly engineered metal components for heavy industry. The manufacturing processes for each of the Company’s products, principally the rolling and welding of raw steel materials, make use of the same pool of production workers and engineering talent for design, fabrication, assembly and testing. The Company’s products are characterized and marketed by their ability to withstand temperature, pressure, structural load and other environmental factors. The Company’s products are used by major electrical utilities and large-scale industrial companies in China specializing in heavy industry, and the Company’s sales force sells its products directly to these companies, which utilize the Company’s components in their finished products. All of the Company’s long-lived assets for production are located in its facilities in Tieling, Liaoning Province, China, and operate within the same environmental, safety and quality regulations governing industrial component manufacturing companies. The Company established its subsidiary, Creative Wind Power, solely for the purpose of marketing and selling the Company’s wind towers, which constitute the structural support cylinder for an industrial wind turbine installation. Management believes that the economic characteristics of the Company’s product lines, specifically costs and gross margin, will be similar as production increases and labor continues to be shared across products.

As a result, management views the Company’s business and operations for all product lines as a blended gross margin when determining future growth, return on investment and cash flows. Accordingly, management has concluded that the Company had one reportable segment under ASC 280 because: (i) all of the Company’s products are created with similar production processes, in the same facilities, under the same regulatory environment and sold to similar customers using similar distribution systems; and (ii) gross margins of all product lines have been converging and should continue to converge.

Following is a summary of sales by products for the six months ended June 30, 2011 and 2010:

	2011	2010
Revenues from product lines
Bellows expansion joints and related	$629,950	$696,947
Pressure vessels	1,620,183	-
Wind towers	6,097,469	986,290
Other	1,776,342	-
	$10,123,944	$1,683,237

Following is a summary of sales by products for the three months ended June 30, 2011 and 2010:

	2011	2010
Revenues from product lines
Bellows expansion joints and related	$512,791	$464,829
Pressure vessels	1,279,845	-
Wind towers	2,622,301	986,290
Other	1,776,342	-
	$6,191,279	$1,451,119

New Accounting Pronouncement

In June 2011, FASB issued ASU 2011-05, Comprehensive Income (ASC Topic 220): Presentation of Comprehensive Income. Under the amendments in this update, an entity has the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income and a total amount for comprehensive income. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. In addition, the entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. The amendments in this update should be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company is currently assessing the effect that the adoption of this pronouncement will have on its financial statements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements were prepared in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”). The Company’s functional currency is the Chinese Yuan Renminbi (“RMB”); however the accompanying consolidated financial statements were translated and presented in United States Dollars (“USD”). The accompanying financial statements present the historical financial condition, results of operations and cash flows of the operating companies.

Principles of Consolidation

The consolidated financial statements include the accounts of CleanTech and its wholly owned subsidiaries, Creative Bellows and Creative Wind Power. All intercompany transactions and account balances are eliminated in consolidation.

Use of Estimates

In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Significant estimates include the recoverability of long-lived assets and the valuation of inventories. Actual results could differ from those estimates.

Cash and Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Restricted Cash

Restricted cash consists of a percentage of sales deposited by the Company into its bank accounts according to contract terms and which serves as a contract execution and product delivery guarantee. The restriction is released upon customer acceptance of the product.

Accounts and Retentions Receivable

The Company maintains reserves for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer creditworthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. The past due receivables are determined based on contractual payment terms specified in the contract. The Company does not anticipate any significant credit risk because the majority of its customers are large, well-capitalized state-owned and publicly traded utility and industrial companies with stable operations. Based on its historical collection activity, the Company had allowances for bad debts of  $8,884 and  $0 at December 31, 2010 and 2009, respectively.

At December 31, 2010 and 2009, the Company had retentions receivable for product quality assurance of  $2,566,113 and  $120,322, respectively. The retention generally is 10% of the sales price with terms from 1-2 years, but no later than the termination of the warranty period.  $105,911 and  $57,088 of the retentions receivable at December 31, 2010 and 2009, respectively, are current and due within one year;  $2,460,202 and  $63,234 of the retentions receivable are treated as long-term assets at December 31, 2010 and 2009, respectively. The Company has not encountered any significant collectability issue with respect to the retention receivables.

Inventories

The Company’s inventories are valued at the lower of cost or market, with cost determined on a weighted average basis. The Company compares the cost of inventories with this market value and allowance is made to write down the inventories to their market value, if lower.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Expenditures for maintenance and repairs are expensed as incurred; additions, renewals and betterments are capitalized. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations. Depreciation of property and equipment is provided using the straight-line method for substantially all assets with 5% salvage value and estimated lives as follows:

Buildings	40	Years
Machinery	5 - 15	Years
Vehicle	5	Years
Office Equipment	5	Years

Land Use Rights

Right to use land is stated at cost less accumulated amortization. Amortization is provided using the straight-line method over 50 years.

Impairment of Long-Lived Assets

Long-lived assets, which include property, plant and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Recoverability of long-lived assets to be held and used is measured by comparing of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the assets. Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable. Based on its review, the Company believes that, as of December 31, 2010 and 2009, there were no significant impairments of its long-lived assets.

Advance from customers

The Company records payments received from customers in advance of their future orders to advance account.  These orders normally are delivered within a reasonable period of time based upon contract terms with the customers.

Income Taxes

The Company utilizes Statement of Financial Accounting Standards (“SFAS”) No. 109, “Accounting for Income Taxes,” codified in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740, which requires recognition of deferred tax assets and liabilities for expected future tax consequences of events that were included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, (“FIN 48”), codified in FASB ASC Topic 740. When tax returns are filed, it is likely that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits along with any associated interest and penalties that would be payable to the taxing authorities upon examination. Interest associated with unrecognized tax benefits are classified as interest expense and penalties are classified in selling, general and administrative expenses in the statements of income. The adoption of FIN 48 did not have a material impact on the Company’s financial statements. At December 31, 2010 and 2009, the Company did not take any uncertain positions that would necessitate recording a tax related liability.

Revenue Recognition

The Company’s revenue recognition policies are in compliance with SEC Staff Accounting Bulletin (“SAB”) 104 (codified in FASB ASC Topic 605). Sales revenue, including the final 10% of the purchase price, is recognized after delivery is complete, customer acceptance of the product occurs and collectability is reasonably assured. Customer acceptance occurs after the customer puts the product through a quality inspection, which normally is completed within one to two weeks from customer receipt of the product. The customer is responsible for installation and integration of our component products into their end products. Payments received before satisfaction of all relevant criteria for revenue recognition are recorded as unearned revenue. Unearned revenue consists of payments received from customers prior to customer acceptance of the product.

The Company’s standard payment terms in its arrangements with its wind tower customers generally provide that 10% of the purchase price is due upon the Company’s deposit of restricted cash into a bank account as a contract guarantee, 20% upon the Company’s purchase of raw material for the order, 10% upon delivery of the base ring component of the wind towers, 30% upon delivery of the wind tower tube sections and 20% upon customer inspection and acceptance of the product, which customers normally complete within 1-2 weeks after delivery. As a common practice in the manufacturing business in China, payment of the final 10% of the purchase price is due no later than the termination date of the product warranty period, which can be up to 24 months from the customer acceptance date. The final 10% of the purchase price is recognized as revenue upon customer acceptance of the product. For the Company’s bellows expansion joints and pressure vessels, payment terms are negotiated on a case-by-case basis and these payment percentages and terms may differ for each customer.

Sales revenue represents the invoiced value of goods, net of value-added tax (VAT). The Company’s products sold and services provided in China are subject to VAT of 17% of the gross sales price. This VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing the finished product. The Company recorded VAT payable and VAT receivable net of payments in the financial statements. The VAT tax return is filed offsetting the payables against the receivables.

Warranties

The Company offers a warranty to its customers on its products for up to 24 months depending on the terms negotiated with each customer. During the warranty period, the Company will repair or replace defective products free of charge. The Company commenced production in 2009 and, as of December 31, 2010, the Company accrued  $10,555 in warranty expense. The Company has implemented internal manufacturing protocols designed to ensure product quality beginning from the receipt of raw materials to the final inspection at the time products are shipped. The Company monitors warranty claims and accrues for warranty expense accordingly, using ASC Topic 450 to account for its standard warranty.

The Company provides its warranty to all customers and does not consider it an additional service; rather, the warranty is considered an integral part of the product’s sale. There is no general right of return indicated in the contracts or purchase orders. If a product under warranty is defective or malfunctions, the Company is responsible for fixing it or replacing it with a new product. The Company’s products are its only deliverables.

The Company’s warranty reserve activity for 2010 and 2009, are as follows:

	2010	2009
Beginning balance	$-	$-
Provisions made	10,555	-
Actual costs incurred	-	-
Ending balance in current liabilities	$10,555	$-

The Company provides after-sales services at a charge after expiration of the warranty period. Such revenue is recognized when such service is provided. For the year ended December 31, 2010, there was no after-sales services income.

Cost of Goods Sold

Cost of goods sold consists primarily of material costs, labor costs and related overhead, which are directly attributable to the products and other indirect costs that benefit all products. Write-down of inventory to lower of cost or market is also recorded in cost of goods sold.

Research and Development

Research and development costs are related primarily to the Company’s development and testing of its new technologies that are used in the manufacturing of bellows-related products. Research and development costs are expensed as incurred. For the years ended December 31, 2010 and 2009, research and development was  $99,492 and  $66,582, respectively, and was included in general and administrative expenses.

Subsidy Income

Subsidy income included: (i) a grant from LiaoNing Province Finance Bureau to support the Company’s special technology development project and (ii) a Science and Technology Support Grant from the Administrative Committee of Liaoning Province Tieling Economic & Technological Development Zone to attract businesses with high-tech products to such zone. This latter grant was without any conditions and restrictions, not required to be repaid and exempt from income tax in 2008. The grant is determined based on the investment made by the Company, its floor space occupied in such zone and certain taxes paid by the Company. Effective in 2009, subsidy income is subject to PRC statutory income tax.

Basic and Diluted Earnings per Share (EPS)

Basic EPS is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding for the period. Diluted EPS is computed similar to basic net income per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if all the potential common shares, warrants and stock options had been issued and if the additional common shares were dilutive. Diluted earnings per share are based on the assumption that all dilutive convertible shares and stock options and warrants were converted or exercised. Dilution is computed by applying the treasury stock method for the outstanding options and warrants, and the if-converted method for the outstanding convertible preferred shares. Under the treasury stock method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period. Under the if-converted method, convertible outstanding instruments are assumed to be converted into common stock at the beginning of the period (or at the time of issuance, if later). The following table presents a reconciliation of basic and diluted earnings per share:

	Year Ended December 31,
	2010	2009
Net income	$4,218,841	$831,365

Weighted average shares outstanding - basic	18,841,531	15,122,000
Effect of dilutive securities:
Unexercised warrants and options	293,580	-
Weighted average shares outstanding - diluted	19,135,111	15,122,000

Earnings per share - basic	$0.22	$0.05
Earnings per share - diluted	$0.22	$0.05

Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist primarily of accounts and other receivables. The Company does not require collateral or other security to support these receivables. The Company conducts periodic reviews of its clients’ financial condition and customer payment practices to minimize collection risk on accounts receivable.

Cash includes cash on hand and demand deposits in accounts maintained within China. Certain financial instruments, which subject the Company to concentration of credit risk, consist of cash. Balances at financial institutions within China are not covered by insurance. The Company has not experienced any losses in such accounts.

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC, as well as by the general state of the PRC economy.

Statement of Cash Flows

In accordance with SFAS 95, “Statement of Cash Flows,” codified in FASB ASC Topic 230, cash flows from the Company’s operations are calculated based upon local currencies. As a result, amounts related to assets and liabilities reported on the statement of cash flows may not necessarily agree with changes in the corresponding balances on the balance sheet. The cash flows from operating, investing and financing activities exclude the effects of the following transactions during the year ended December 31, 2010:

i.	Conversion from construction in progress in 2009 to property, plant and equipment of $2,326,460 (See Note 9);
ii.	Contribution of property, plant and equipment of $820,300 by the shareholders (See Note 21); and
iii.	Acquisition of building by assumption of debt of $1,587,178 (See Note 18).

Fair Value of Financial Instruments

Certain of the Company’s financial instruments, including cash and equivalents, accounts receivable, other receivables, accounts payable, accrued liabilities and short-term debt, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures,” requires disclosure of the fair value of financial instruments held by the Company. ASC Topic 825, “Financial Instruments,” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

As of December 31, 2010 and 2009, the Company did not identify any assets and liabilities required to be presented on the balance sheet at fair value.

Stock-Based Compensation

The Company accounts for its stock-based compensation in accordance with SFAS No. 123R, “Share-Based Payment, an Amendment of FASB Statement No. 123” (codified in FASB ASC Topics 718 and 505). The Company recognizes in the income statement the grant-date fair value of stock options and other equity-based compensation issued to employees and non-employees.

Foreign Currency Translation and Transactions

The accompanying consolidated financial statements are presented in USD. The Company’s functional currency is RMB, which is translated into USD for balance sheet accounts using the current exchange rates in effect as of the balance sheet date and for revenue and expense accounts using the average exchange rate during the fiscal year. The translation adjustments are recorded as a separate component of stockholders’ equity, captioned accumulated other comprehensive income (loss). Gains and losses resulting from transactions denominated in foreign currencies are included in other income (expense) in the consolidated statements of operations.

Comprehensive Income (Loss)

The Company uses SFAS 130 “Reporting Comprehensive Income” (codified in FASB ASC Topic 220). Comprehensive income is comprised of net income and all changes to the statements of stockholders’ equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. Comprehensive income for the years ended December 31, 2010 and 2009 included net income and foreign currency translation adjustments.

Segment Reporting

SFAS 131, “Disclosures about Segments of an Enterprise and Related Information” (codified in FASB ASC Topic 280), requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure or any other manner in which management disaggregates a company.

Management determined that the Company’s product lines – wind towers, bellows expansion joints and pressure vessels – constitute a single reportable segment in accordance with ASC 280. The Company operates exclusively in one business: the design and manufacture of highly engineered metal components for heavy industry. The manufacturing processes for each of our products, principally the rolling and welding of raw steel materials, make use of the same pool of production workers and engineering talent for design, fabrication, assembly and testing. Our products are characterized and marketed by their ability to withstand temperature, pressure, structural load and other environmental factors. Our products are used by major electrical utilities and large-scale industrial companies in China specializing in heavy industry, and our sales force sells our products directly to these companies, which utilize our components in their finished products. All of our long-lived assets for production are located in our facilities in Tieling, Liaoning Province, China, and operate within the same environmental, safety and quality regulations governing industrial component manufacturing companies. We established our subsidiary, Creative Wind Power, solely for the purpose of marketing and selling our wind towers, which constitute the structural support cylinder for an industrial wind turbine installation. Management believes that the economic characteristics of our product lines, specifically costs and gross margin, will be similar as production increases and labor continues to be shared across products.

As a result, management views the Company’s business and operations for all product lines as a blended gross margin when determining future growth, return on investment and cash flows. Accordingly, management has concluded the Company had one reportable segment in accordance with ASC 280 because: (i) all of the Company’s products are created with similar production processes, in the same facilities, under the same regulatory environment and sold to similar customers using similar distribution systems; and (ii) gross margins of all product lines have been converging and should continue to converge.

Following is a summary of sales by products for the years ended December 31, 2010 and 2009:

	2010	2009
Revenues from product lines
Bellows expansion joints and related	$1,471,531	$1,793,700
Pressure vessels	168,226	937,254
Wind towers	20,651,338	-
	$22,291,095	$2,730,954

New Accounting Pronouncements

In October 2009, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update (ASU) No. 2009-13 on ASC 605, Revenue Recognition – Multiple Deliverable Revenue Arrangement – a consensus of the FASB Emerging Issues Task Force (ASU 2009-13). ASU 2009-13 amended guidance related to multiple-element arrangements which requires an entity to allocate arrangement consideration at the inception of an arrangement to all of its deliverables based on their relative selling prices. The consensus eliminates the use of the residual method of allocation and requires the relative-selling-price method in all circumstances. All entities must adopt the guidance no later than the beginning of their first fiscal year beginning on or after June 15, 2010. Entities may elect to adopt the guidance through either prospective application for revenue arrangements entered into, or materially modified, after the effective date or through retrospective application to all revenue arrangements for all periods presented. The Company is currently evaluating the impact, if any, of ASU 2009-13 on its financial position and results of operations.

On February 25, 2010, the FASB issued ASU 2010-09 Subsequent Events Topic 855, “Amendments to Certain Recognition and Disclosure Requirements,” effective immediately. The amendments in the ASU remove the requirement for an SEC filer to disclose a date through which subsequent events have been evaluated in both issued and revised financial statements. Revised financial statements include financial statements revised as a result of either correction of an error or retrospective application of U.S. GAAP. The FASB believes these amendments remove potential conflicts with the SEC’s literature. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

On March 5, 2010, the FASB issued ASU No. 2010-11 Derivatives and Hedging Topic 815, “Scope Exception Related to Embedded Credit Derivatives.” This ASU clarifies the guidance within the derivative literature that exempts certain credit-related features from analysis as potential embedded derivatives requiring separate accounting. The ASU specifies that an embedded credit derivative feature related to the transfer of credit risk that is only in the form of subordination of one financial instrument to another is not subject to bifurcation from a host contract under ASC 815-15-25, Derivatives and Hedging – Embedded Derivatives – Recognition. All other embedded credit derivative features should be analyzed to determine whether their economic characteristics and risks are “clearly and closely related” to the economic characteristics and risks of the host contract and whether bifurcation is required. The ASU was effective for the Company on July 1, 2010. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

In April 2010, the FASB codified the consensus reached in Emerging Issues Task Force Issue No. 08-09, “Milestone Method of Revenue Recognition.” FASB ASU No. 2010-17 provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research and development transactions. FASB ASU No. 2010-17 is effective for fiscal years beginning on or after June 15, 2010, and is effective on a prospective basis for milestones achieved after the adoption date. The Company does not expect this ASU will have a material impact on its financial position or results of operations as a result of its adoption on January 1, 2011.

Recently Issued Accounting Pronouncements Not Yet Adopted

As of December 31, 2010, there are no recently issued accounting standards not yet adopted that would have a material effect on the Company’s financial statements.

ADVANCES TO SUPPLIERS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Advance ToSuppliers [Text Block]	3. ADVANCES TO SUPPLIERS Advances to suppliers mainly consisted of prepayments to suppliers for raw material, equipment purchases and acquisition of land use right.	3. ADVANCES TO SUPPLIERS Advances to suppliers mainly consisted of prepayments to suppliers for raw material and equipment purchases.

OTHER RECEIVABLES AND DEPOSITS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
4. OTHER RECEIVABLES AND DEPOSITS

Other receivables and deposits consisted of the following at June 30, 2011, and December 31, 2010:

	2011	2010
Deposits for contract bidding	$288,470	$641,145
Advance to employees	134,187	98,725
Advance to shareholder	53,477
Other	2,379	36,001
Total	$478,513	$775,871

4. OTHER RECEIVABLES AND DEPOSITS

Other receivables and deposits consisted of the following at December 31, 2010 and 2009:

	2010	2009
Short-term advance to third parties	$-	$254,243
Deposits for bidding	641,145	271,236
Deposits for patent	-	22,261
Advance to employees	98,725	-
Other	36,001	2,729
Total	$775,871	$550,469

The short-term advance to third parties was interest free and due within one year.

INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Inventory Disclosure [Text Block]
5. INVENTORIES

Inventories consisted of the following at June 30, 2011, and December 31, 2010:

	2011	2010
Raw materials	$525,032	$1,852,451
Finished goods	1,496,528	165,023
Work in process	2,330,576	423,117
Total	$4,352,136	$2,440,591

5. INVENTORIES

Inventories consisted of the following at December 31, 2010 and 2009:

	2010	2009
Raw materials	$1,852,451	$131,988
Finished goods	165,023	6,416
Work in process	423,117	31,303
Total	$2,440,591	$169,707

NOTES RECEIVABLE - BANK ACCEPTANCES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Financing Receivables [Text Block]
6. NOTES RECEIVABLE – BANK ACCEPTANCES

The Company sold goods to its customers and received commercial notes (bank acceptances) from them in lieu of payment for accounts receivable. The Company discounted these notes with a bank or endorsed notes to vendors for payment of its obligations or to get cash from third parties. Most of the commercial notes have a maturity of less than six months. These notes receivable are with recourse and the Company is contingently liable to make the payment to the endorsee in case of a default.

6. NOTES RECEIVABLE – BANK ACCEPTANCES

The Company sold goods to its customers and received Commercial Notes (Bank Acceptances) from them in lieu of payment for accounts receivable. The Company discounted these notes with a bank or endorsed notes to vendors for payment of their obligations or to get cash from third parties. Most of the Commercial Notes have a maturity of less than six months. At December 31, 2010 and 2009, the Company had notes receivable of  $75,498 and  $0, respectively, and there were no notes discounted.

LONG TERM INVESTMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Marketable Securities [Text Block]
7. LONG-TERM INVESTMENT

On June 10, 2009, Creative Bellows entered into an investment with a credit union and purchased 600,000 credit union shares for  $92,713 (RMB 600,000). As a result of this investment, Creative Bellows became a 0.57% shareholder of the credit union. The Company accounted for this investment using the cost method. There was no significant impairment of this investment at June 30, 2011, and December 31, 2010.

7. LONG TERM INVESTMENT

On June 10, 2009, Creative Bellows entered into an investment with a Credit Union and purchased 600,000 Credit Union shares for  $90,597 (RMB 600,000). As a result, Creative Bellows became a 0.57% shareholder of the Credit Union. The Company accounted for this investment using the cost method. There was no significant impairment of this investment at December 31, 2010 and 2009.

PREPAYMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
8. PREPAYMENTS

Current portion of prepayments included prepaid quarterly interest for a long-term loan and prepayment for legal services.

Noncurrent portion of the prepayments mainly represented prepaid land occupancy fee to the inhabitants of the land on which the Company plans to construct a manufacturing plant. Currently, the Company amortizes prepaid rental over a period of 50 years according to the terms of the lease agreement.

8. PREPAYMENTS

Current portion of prepayments included prepaid quarterly interest for a long-term loan and prepayment for legal services, which had not been provided yet to the Company.

Non-current portion of the prepayments mainly represented prepaid land occupancy fee to the inhabitants of the land as a result of the Company’s planned future use of the land for constructing a manufacturing plant. Currently, the Company amortizes prepaid rental over a period of 50 years according to the terms of the lease agreement.

CONSTRUCTION IN PROGRESS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Other Assets Disclosure [Text Block]
9. CONSTRUCTION IN PROGRESS

At June 30, 2011, the Company had construction in progress of  $708,423 to rebuild and improve the workshop ground and road. Total construction cost of approximately  $776,000 is expected to be completed in November 2011. The Company was committed to pay additional  $67,000 at June 30, 2011.

9. CONSTRUCTION IN PROGRESS

Construction in progress, as at December 31, 2009, represented the amount paid for construction of the auxiliary facility of the Phase II project of the wind tower manufacturing plant for which the Company is responsible.

The Company’s construction project was divided into two phases. The first phase, for the bellows expansion joints manufacturing plant, was completed in 2009 and assets were capitalized. The second phase, for the wind tower manufacturing plant, was assigned initially to a contractor with prepayment of  $2.34 million. The Company subsequently cancelled the contract with the original contractor and received its money back on April 30, 2010. The Company then reassigned the second phase of the construction project, which was comprised mainly of a production workshop and related facilities, to the local government. By assigning the contract to the local government, the Company was not required to make any advance payment, but was committed to pay approximately  $1.8 million in construction cost to the local government when the Company started using the plant. However, under the terms of the agreement with the local government, the Company can pay the project cost evenly in five installments within five years (See Note 18). The Company started using the plant on August 30, 2010, and recorded the cost of construction as a long-term payable from the commencement date of use.

PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Property, Plant and Equipment Disclosure [Text Block]
10. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following at June 30, 2011, and December 31, 2010:

	2011	2010
Buildings	$8,200,529	$7,874,278
Equipment and machinery	3,101,420	2,925,164
Vehicle	50,528	53,906
Office equipment	81,963	49,598
Total	11,434,440	10,902,946
Accumulated depreciation	(440,055)	(181,002)
Net value	$10,990,385	$10,721,944

Depreciation for the six months ended June 30, 2011 and 2010, was  $256,077 and  $47,911, respectively. Depreciation for the three months ended June 30, 2011 and 2010, was  $130,304 and  $45,821, respectively.

10. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following at December 31, 2010 and 2009:

	2010	2009
Buildings	$7,874,278	$-
Equipment and machinery	2,925,164	35,687
Vehicle	53,906	4,394
Office equipment	49,598	15,032
Total	10,902,946	55,113
Accumulated depreciation	(181,002)	(2,249)
Net value	$10,721,944	$52,864

Depreciation for the years ended December 31, 2010 and 2009, was  $174,808 and  $2,249, respectively.

INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Intangible Assets Disclosure [Text Block]
11. INTANGIBLE ASSETS

Intangible assets consisted of land use right and patents. All land in the PRC is government-owned and cannot be sold to any individual or company. However, the government grants the user a “land use right” to use the land. The Company has the right to use the land for 50 years and amortizes the right on a straight-line basis over 50 years.

The Company has been granted an exclusive license to use a production method patent for lead-free soft solder with mischmetal from the Shenyang Industry University until December 31, 2016. The Company paid a one-time use of technology fee of RMB 100,000 ( $15,200).

Intangible assets as of June 30, 2011, and December 31, 2010, were as follow:

	2011	2010
Land use right	$3,904,022	$3,814,950
Patents	15,452	15,100
Total	3,919,474	3,830,050
Accumulated amortization	(228,691)	(184,428)
Net	$3,690,783	$3,645,622

Amortization of intangible assets for the six months ended June 30, 2011 and 2010, were  $39,534 and  $37,018, respectively. Amortization of intangible assets for the three months ended June 30, 2011 and 2010, were  $19,894 and  $18,514, respectively. At June 30, 2011, annual amortization for the next five years was expected to be as follows:

Year	Amount
2012	$79,900
2013	79,900
2014	79,900
2015	79,900
2016	79,900
Thereafter	3,291,283
Total	$3,690,783

11. INTANGIBLE ASSETS

Intangible assets consisted of land use right and patents. All land in the PRC is government-owned and cannot be sold to any individual or company. However, the government grants the user a “land use right” to use the land. The Company has the right to use the land for 50 years and amortizes the right on a straight-line basis over 50 years.

The Company has been granted an exclusive license to use a production method patent for lead-free soft solder with mischmetal from the Shenyang Industry University until December 31, 2016. Under the terms of the license, the Company will pay Shenyang Industry University royalties based on the Company's sales associated with its use of the patent of no more than RMB 100,000 ( $15,200) each quarter.

Intangible assets as of December 31, 2010 and 2009, were as follows:

	2010	2009
Land use right	$3,814,950	$3,640,028
Patents	15,100	-
Less: Accumulated amortization	(184,428)	(103,134)
Net	$3,645,622	$3,536,894

Amortization of intangible assets for the years ended December 31, 2010 and 2009, were  $76,400 and  $72,770, respectively. At December 31, 2010, annual amortization for the next five years was expected to be as follows:

2011	2012	2013	2014	2015	Thereafter
$78,100	$78,100	$78,100	$78,100	$78,100	$3,255,000

OTHER PAYABLES AND ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
12. OTHER PAYABLES AND ACCRUED EXPENSES

Accrued expenses at June 30, 2011, and December 31, 2010, were as follow:

	2011	2010
Payroll-related	$92,480	$107,817
Warranty	10,801	10,555
Other	776	-
Advance from third party	-	347,290
Total	$104,057	$465,662

12. OTHER PAYABLES AND ACCRUED EXPENSES

Other payables and accrued expenses at December 31, 2010, mainly consisted of payables to outside labor and accrued payroll of  $107,817, accrued warranty of  $10,555 and non-interest bearing short-term advance from a third party of  $347,290.

At December 31, 2009, other payables included unsecured and non-interest bearing short-term advances from third parties.

ADVANCE FROM CUSTOMERS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Deferred Revenue Disclosure [Text Block]
13.  ADVANCE FROM CUSTOMERS

The Company records payments received from customers in advance of their future orders to advance account. These orders normally are delivered within a reasonable period of time based upon contract terms with the customers.

13. UNEARNED REVENUE Unearned revenue represented cash collected for products not yet accepted by customers at the balance sheet date.

SHORT TERM LOANS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Short-term Debt [Text Block]
14. SHORT-TERM LOANS

On May 24, 2010, the Company borrowed  $387,997 with interest of 5.346% from a bank. The maturity date was November 24, 2010. The loan was collateralized by raw material inventory and the personal guarantee of the Company’s CEO together with a third party’s guarantee. As of November 23, 2010, the loan was repaid, and on November 24, 2010, the Company borrowed  $362,390 from the same bank with interest of 5.610%. The maturity date of the new loan was May 24, 2011. The loan was collateralized by raw material inventory. On December 23, 2010, the Company repaid  $120,797 to the bank. On January 26, 2011, the remaining balance of the loan was repaid by the Company.

On September 13, 2010, the Company borrowed  $1,776,995,  $927,128 and  $1,004,388 from three different credit unions. Each loan bore interest of 7.2% and matures September 12, 2011. These loans were collateralized by one of the Company’s buildings and its land use right.

On December 13, 2010, the Company entered into a loan with a lender for  $10 million. The loan bore interest of 10% payable in advance at the beginning of each quarter with a maturity of March 1, 2012. As of June 30, 2011, the Company had prepaid interest of  $208,904. At June 30, 2011, the Company had short-term loans outstanding of  $13,708,511.

14. SHORT TERM LOANS

On June 2, 2009, the Company borrowed  $1,391,289 and  $805,483 from two credit unions. Both of the loans bore interest of 10.459% with maturity dates on May 26, 2010. These loans were not subject to any covenants and were paid in full in August 2010. The loans were collateralized by the Company’s land use right, one of its buildings and other long-lived assets.

On December 31, 2009, the Company borrowed  $951,935 and  $73,225 from two credit unions. Both of the loans bore interest of 9.558% with maturity dates on May 26, 2010. These loans were not subject to any covenants and were paid in full in August 2010. The loans were collateralized by the Company’s land use right, one of its buildings and other long-lived assets.

In February and March 2010, the Company borrowed  $5,565,156 from a bank. The short-term loan bore interest of 5.31%. On March 18, 2010, the Company repaid the loan. The loan was collateralized by one of the Company’s buildings and its land use right.

On May 24, 2010, the Company borrowed  $387,997 with interest of 5.346% from a bank. The maturity date was November 24, 2010. The loan was collateralized by raw material inventory and the personal guarantee of the Company’s CEO together with a third party’s guarantee. As of November 23, 2010, the loan was repaid, and on November 24, 2010, the Company borrowed  $362,390 from the same bank with interest of 5.610%. The maturity date of the new loan is May 24, 2011. The loan is collateralized by raw material inventory. On December 23, 2010, the Company repaid  $120,797 to the bank.

On September 13, 2010, the Company borrowed  $1,736,452,  $905,975 and  $981,473 from three different credit unions. Each of the loans bears interest of 7.2% and matures September 12, 2011. These loans were collateralized by one of the Company’s buildings and its land use right.

On October 14, 2010, the Company entered into a short-term loan agreement for  $1,500,000 with Strong Growth Capital Ltd. The loan bore interest of 10% with a maturity date of March 31, 2011. The loan and its interest were repaid on December 13, 2010.

LONG TERM LOAN	12 Months Ended
Dec. 31, 2010
Long-term Debt [Text Block]
15. LONG TERM LOAN

On December 13, 2010, the Company entered into a long-term loan agreement with a lender for  $10,000,000. The loan bears interest of 10% payable quarterly with a maturity date of March 1, 2012. As of December 31, 2010, the Company prepaid the interest expense of  $250,000 for the first quarter from the borrowing date, of which  $41,096 was expensed for the period from borrowing date to December 31, 2010.

TAXES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Taxes Payable [Text Block]
15. TAXES PAYABLE

Taxes payable consisted of the following at June 30, 2011, and December 31, 2010:

	2011	2010
Value-added tax	$3,133	$494,715
Income tax	123,777	414,211
Other	1,847	12,841
Total	$128,757	$921,767

16. TAXES PAYABLE

Taxes payable consisted of the following at December 31, 2010 and 2009:

	2010	2009
Value added	$494,715	$142,957
Income	414,211	267,324
Land use	7,133	55,343
Other	5,708	969
Total	$921,767	$466,593

ADVANCES FROM SHAREHOLDER	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Transactions Disclosure [Text Block]
16. ADVANCES FROM SHAREHOLDER

On December 3, 2010, the Company’s CEO borrowed  $558,101, including principal and interest, from a bank to purchase equipment on the Company’s behalf and with the Company’s guarantee, which she in turn loaned back to the Company on the same terms. The loans bore interest of 7.28% with maturity of December 3, 2012. As of June 30, 2011, and December 31, 2010, advance from shareholder was as follows:

	2011	2010
Total long-term loan	$405,099	$558,101
Less: Current	265,299	302,305
Noncurrent	$139,800	$255,796

17. ADVANCE FROM SHAREHOLDER

On December 3, 2010, our CEO borrowed  $558,101, including principal and interest, from a bank for the purchase of equipment on our behalf and with our guarantee, which she in turn loaned back to us on the same terms. The loans bear interest of 7.28% with maturity dates of December 3, 2012.

2010
Total long-term loan	$558,101
Current	(302,305)
Non-current	$255,796

LONG TERM PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Debt Disclosure [Text Block]
17. LONG-TERM PAYABLE

On September 21, 2009, the Company entered into a construction contract with a local authority, the Administration Committee for Liaoning Special Vehicle Production Base (“LSVPB”), to build a plant for the Company. LSVPB was responsible for the construction of the main body of the plant and the Company was responsible for the construction of certain infrastructure for the plant, including plumbing, heating and electrical systems. The plant is 9,074 square meters with construction costs of RMB 1,350 ( $206) per square meter.

LSVPB was responsible for hiring a qualified construction team according to the Company’s approved design and the Company needed to approve any material changes to the design during construction. LSVPB was also responsible for site survey, quality supervision and completion of inspection, and transfer of all construction completion records to the Company. Upon completion of its ownership registration, the Company was required to pledge the plant as collateral for payment by the Company to LSVPB of  $1,868,388 (RMB 12,249,900). The pledge will terminate upon payment in full by the Company.

The Company will pay LSVPB for the cost of the project in five equal annual installments in October of each year starting October 2010. The Company is not required to pay interest. Ownership of the plant will transfer to the Company upon payment in full by the Company. The default penalty will be 0.5% of the amount outstanding, compounded daily, in the event of a default. LSVPB has the right to foreclose on the plant if payments are in arrears for more than two years, in which case all prior payments made by the Company will be treated as liquidated damages by LSVPB. As of June 30, 2011, the Company has not yet made the first payment to LSVPB under consent from LSVPB.

The Company recorded the cost of construction at the present value of the five annual payments by imputing interest of 9% from when the Company started using the plant. Amortization of the cost commenced on the date of occupation and use. The Company started using the plant on August 30, 2010. The Company expects to file for ownership registration in 2011.

At June 30, 2011, the long-term payable consisted of the following:

Long-term payable	$1,892,870
Less: unamortized interest	(239,852)
Net	1,653,018
Current portion	378,574
Noncurrent portion	$1,274,444

Maturities as of June 30, 2011, for the next five years are as follows:

Year	Amount
2012	$426,544
2013	268,191
2014	292,329
2015	318,638
2016	347,316
Total	$1,653,018

18. LONG TERM PAYABLE

On September 21, 2009, the Company entered into a construction contract with a local authority, the Administration Committee for Liaoning Special Vehicle Production Base (“LSVPB”), to build a plant for the Company. LSVPB was responsible for the construction of the main body of the plant and the Company was responsible for the construction of certain infrastructure for the plant, including plumbing, heating and electrical systems. The plant had a measured area of 9,074 square meters with construction costs at RMB 1,350 ( $204) per square meter.

LSVPB was responsible for hiring a qualified construction team according to the Company’s approved design and the Company needed to approve any material changes to the design during construction. LSVPB was also responsible for site survey, quality supervision and completion of inspection, and transfer of all construction completion records to the Company. Upon completion of its ownership registration, the Company was required to pledge the plant as collateral for payment by the Company to LSVPB of  $1,849,684 (RMB 12,249,900). The pledge will terminate upon payment in full by the Company.

The Company will pay LSVPB for the cost of the project in five equal annual installments in October of each year starting October 2010. The Company is not required to pay interest. Ownership of the plant will transfer to the Company upon payment in full by the Company. The default penalty will be 0.5% of the amount outstanding, compounded daily, in the event of a payment default. LSVPB has the right to foreclose on the plant in the event that payments are in arrears for more than two years, in which case all prior payments made by the Company will be treated as liquidated damages by LSVPB. As of December 31, 2010, the Company has not yet made the first payment to LSVPB under consent from LSVPB.

The Company recorded the cost of construction at the present value of the five annual payments by using imputed interest of 9% when the Company started using the plant. Amortization of the cost commenced on the date of occupation and use. The Company started using the plant on August 30, 2010. The Company expects to file for ownership registration in the first quarter of 2011.

At December 31, 2010, the long term payable consisted of the following:

2010
Long term payable	$1,849,684
Less: unamortized interest	(262,505)
Net	1,587,178
Current portion	(369,937)
Noncurrent portion	$1,217,241

Maturities as of the twelve months period ended December 31, for the next five years are as follows:

Year	Amount
2011	$388,687
2012	262,073
2013	285,659
2014	311,368
2015	339,391
Total	$1,587,178

MAJOR CUSTOMERS AND VENDORS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Concentration Risk Disclosure [Text Block]
18. MAJOR CUSTOMERS AND VENDORS

Three customers accounted for 68% of sales for the six months ended June 30, 2011, and each customer accounted for 37%, 17% and 14% of total sales, respectively. Three customers accounted for 60% of sales for the three months ended June 30, 2011, and each customer accounted for 28%, 18% and 15% of total sales, respectively. At June 30, 2011, total receivables from these customers was  $5,044,318.

One customer accounted for 59% of sales for the six months ended June 30, 2010, and one customer accounted for 68% of sales for the three months ended June 30, 2010. At June 30, 2010, total receivable from this customer was  $991,271.

One vendor accounted for 42% of purchases for the six months ended June 30, 2011. For the three months ended June 30, 2011, one vendor accounted for 14% of the purchases. At June 30, 2011, there was no payable to this vendor.

Two vendors accounted for 73% of the purchases for the six months ended June 30, 2010 with each vendor accounted for 53% and 20% of the purchases, respectively. For the three months ended June 30, 2010, one vendor accounted for 88% of the purchases. At June 30, 2010, total payable to these vendors was  $666,023.

19. MAJOR CUSTOMERS AND VENDORS

In 2010, 93% of sales were from wind tower products. Four customers accounted for a total of 88% of sales for the year ended December 31, 2010, and such customers accounted for 31%, 30%, 15% and 12% of sales, respectively. At December 31, 2010, total receivables from these customers was  $13,006,027.

In 2009, all sales were from bellow expansion joints and pressure vessels product lines. Four customers accounted for a total of 51% of sales for 2009, and such customers accounted for 19%, 12%, 10% and 10% of sales, respectively. At December 31, 2009, the total receivables from these customers was  $442,625.

Two vendors accounted for a total of 63% of purchases for the year ended December 31, 2010, and such vendors accounted for 48% and 15% of purchases, respectively. At December 31, 2010, the total payable to these vendors was  $61,902.

Two vendors accounted for a total of 40% of purchases for 2009, and such vendors accounted for 25% and 15% of purchases, respectively. At December 31, 2009, the total payable to these vendors was  $84,018.

INCOME TAX	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Income Tax Disclosure [Text Block]
19. INCOME TAX

The Company is subject to income taxes by entity on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

CleanTech, the U.S. parent company, was incorporated in the U.S. and has net operating losses (NOL) for income tax purposes. CleanTech has NOL of  $1,150,000 as at June 30, 2011, which may be available to reduce future years’ taxable income as NOL can be carried forward up to 20 years from the year the loss is incurred. Management believes the realization of benefits from these losses remains uncertain due to CleanTech’s limited operating history and continuing losses. Accordingly, a 100% deferred tax asset valuation allowance was provided.

Creative Bellows and Creative Wind Power generated substantially all of their net income from their PRC operations and are governed by the Income Tax Law of the PRC for privately-run enterprises, which generally are subject to tax at a rate of 25% on income reported in the financial statements after appropriate tax adjustments.

According to the new income tax law that became effective January 1, 2008, new high-tech enterprises given special support by the PRC government are subject to an income tax rate of 15%. Creative Bellows was recognized as a new high-tech enterprise and registered its status with the tax bureau, providing it with an income tax rate of 15% from 2010 through 2012.

The following table reconciles the U.S. statutory rates to the Company’s consolidated effective tax rate for the six months ended June 30, 2011 and 2010:

	2011	2010
U.S. statutory rates	34.0%	34.0%
Tax rate difference	(16.2)%	(9.0)%
Other	(0.4)%	(5)%
Effective tax holiday	(17.6)%	-
Valuation allowance	27.2%	-
Effective income tax rate	26.9%	24.5%

The following table reconciles the U.S. statutory rates to the Company’s consolidated effective tax rate for the three months ended June 30, 2011 and 2010:

	2011	2010
U.S. statutory rates	34.0%	34.0%
Tax rate difference	(18.7)%	(9.0)%
Other	1.2%	(1.3)%
Effective tax holiday	(19.2)%	-
Valuation allowance	36.8%	-
Effective income tax rate	34.0%	23.7%

There were no material temporary differences that resulted in deferred taxes as of June 30, 2011 and 2010.

If Creative Bellows had not been granted high-tech enterprise status, income tax expense for the six months ended June 30, 2011, would have been increased by  $169,000 and earnings per share would have been reduced by  $0.01.

20. INCOME TAX

The Company is subject to income taxes by entity on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

CleanTech was incorporated in the U.S. and has net operating losses (NOL) for income tax purposes. CleanTech has net operating loss carry forwards for income taxes of  $442,999 as at December 31, 2010, which may be available to reduce future years’ taxable income as NOL; NOL can be carried forward up to 20 years from the year the loss is incurred. Management believes the realization of benefits from these losses remains uncertain due to the Company’s limited operating history and continuing losses. Accordingly, a 100% deferred tax asset valuation allowance has been provided.

Creative Bellows and Creative Wind Power generated substantially all of their net income from their PRC operations and are governed by the Income Tax Law of the PRC for privately run enterprises, which are generally subject to tax at a rate of 25% on income reported in the financial statements after appropriate tax adjustments.

According to the new income tax law that became effective January 1, 2008, new high-tech enterprises given special support by the PRC government are subject to an income tax rate of 15%. Creative Bellows was recognized as a new high-tech enterprise and registered its status with the tax bureau, providing it with an income tax rate of 15% from 2010 through 2012.

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended December 31, 2010 and 2009:

	2010	2009
US statutory rates	34.0%	34.0%
Tax rate difference	(10.1)%	(9.0)%
Other	0.3%	0.3%
Effective tax holiday	(9.8)%	-
Valuation allowance	4.0%	-
Effective income tax rate	18.4%	25.3%

There were no material temporary differences that resulted in deferred tax consequences as of December 31, 2010 and 2009.

If Creative Bellows had not been granted high-tech enterprise status, income tax expense for the year ended December 31, 2010, would have been increased by  $496,000 and earnings per share would have been reduced by  $0.03.

Foreign pretax earnings approximated  $5,779,000 and  $1,113,000 for the years ended December 31, 2010 and 2009, respectively. Pretax earnings of a foreign subsidiary are subject to U.S. taxation when effectively repatriated. The Company provides income taxes on the undistributed earnings of non-U.S. subsidiaries except to the extent that such earnings are indefinitely invested outside the United States. At December 31, 2010, approximately  $7,861,000 of accumulated undistributed earnings of non-U.S. subsidiaries was indefinitely invested. At the existing U.S. federal income tax rate, additional taxes of  $786,000 would have to be provided if such earnings were remitted currently.

STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stockholders' Equity Note Disclosure [Text Block]
20. STOCKHOLDERS’ EQUITY

Contribution by Shareholders

On January 29, 2010, three shareholders contributed  $922,900 to the Company. On March 2, 2010, a third party contributed equipment with a fair value of  $820,300 to the Company and became a shareholder; simultaneously, the three shareholders bought this third party’s ownership interest and became 100% owners of the Company. On April 15, 2010, one shareholder injected  $1,025,654 in cash to the Company. On July 5, 2010, a third party injected  $167,702 to the Company as a cash contribution and became a shareholder.

Common Stock with Warrants Issued for Cash

On July 12, 2010, the Company completed a private placement in which it sold 3,333,322 units, consisting of one share of its common stock and a warrant to purchase 15% of one share of its common stock, at  $3.00 per unit for a total of  $10,000,000. The warrants are immediately exercisable, expire on the third anniversary of their issuance and entitle the holders to purchase up to 499,978 shares of the Company’s common stock at  $3.00 per share. The Company may call the warrants at any time after (i) the registration statement registering the common stock underlying the warrants becomes effective, (ii) the common stock is listed on a national securities exchange and (iii) the trading price of the common stock exceeds  $4.00. The Company also issued warrants, having the same terms and conditions as the warrants issued in the private placement, to purchase 333,332 shares of its common stock to the placement agents in the private placement. The warrants issued in this private placement are exercisable for a fixed number of shares, solely redeemable by the Company and not redeemable by the warrant holders. Accordingly, such warrants are classified as equity instruments. The Company accounted for the warrants issued to the investors and placement agents based on the fair value method under ASC Topic 505. The fair value of the warrants was calculated using the Black-Scholes model and the following assumptions: estimated life of 3 years, volatility of 147%, risk-free interest rate of 1.89% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants at grant date was  $5,903,228. The Company received net proceeds of  $8.4 million from this private placement. The commission and legal cost associated with this offering was  $1.6 million. During the six and three months ended June 30, 2011, there were 19,500 and 600 warrants exercised into common stock for  $58,500 and  $1,800, respectively.

On December 13, 2010, the Company completed a closing of  $20,000,000 in a combination of debt and equity offerings through accredited institutional investors. In a private placement of equity, the Company sold 2,500,000 units, consisting of one share of its common stock and a warrant to purchase 67.5% of one share of its common stock, at  $4.00 per unit for  $10,000,000. The warrants are immediately exercisable, expire on the fifth anniversary of their issuance and entitle the holders to purchase up to 1,687,500 shares of the Company’s common stock at  $4.00 per share. For its assistance in the private placement of equity, the Company paid a placement agent  $1,000,000 and issued it warrants to purchase 300,000 shares of the Company’s common stock under the same terms as the warrants issued in the private placement. The Company also paid the placement agent  $100,000 for its assistance in arranging the loan. The fair value of the warrants was calculated using the Black-Scholes model and the following assumptions: estimated life of 5 years, volatility of 102%, risk-free interest rate of 1.89% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants at grant date was  $10,957,039.

Concurrently with the closing of the private placement on December 13, 2010, the Company entered into a long-term loan agreement with a lender for  $10 million. The loan bore interest of 10% payable in advance at the beginning of each quarter with a maturity of March 1, 2012 (See Note 14).

Following is a summary of the warrant activity:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term in Years
Outstanding at December 31, 2010	2,820,810	$3.70	4.23
Exercisable at December 31, 2010	2,820,810	$3.70	4.23
Granted	-
Exercised	19,500	$3.00
Forfeited	-
Outstanding at June 30, 2011	2,801,310	$3.71	3.75
Exercisable at June 30, 2011	2,801,310	$3.71	3.75

21. STOCKHOLDERS’ EQUITY

Contribution by Shareholders

On January 29, 2010, three shareholders contributed  $922,900 to the Company. On March 2, 2010, a third party contributed equipment with a fair value of  $820,300 to the Company and became a shareholder; simultaneously, the three shareholders bought this third party’s ownership interest and became 100% owners of the Company. On April 15, 2010, one shareholder injected  $1,025,654 to the Company as a cash contribution. On July 5, 2010, a third party injected  $167,702 to the Company as a cash contribution and became a shareholder.

Common Stock with Warrants Issued for Cash

On July 12, 2010, the Company completed a private placement pursuant to which it sold 3,333,322 units, consisting of one share of its common stock and a warrant to purchase 15% of one share of its common stock, at  $3.00 per unit for a total of  $10,000,000. The warrants are immediately exercisable, expire on the third anniversary of their issuance and entitle the holders to purchase an aggregate of up to 499,978 shares of the Company’s common stock at  $3.00 per share. The Company may call the warrants at any time after (i) the registration statement registering the common stock underlying the warrants becomes effective, (ii) the common stock is listed on a national securities exchange and (iii) the trading price of the common stock exceeds  $4.00. The Company also issued warrants, having the same terms and conditions as the warrants issued in the private placement, to purchase 333,332 shares of its common stock to the placement agents in the private placement. The warrants issued in this private placement are exercisable for a fixed number of shares, solely redeemable by the Company and not redeemable by the warrant holders. Accordingly, such warrants are classified as equity instruments. The Company accounted for the warrants issued to the investors and placement agents based on the fair value method under ASC Topic 505. The fair value of the warrants was calculated using the Black-Scholes model and the following assumptions: estimated life of 3 years, volatility of 147%, risk free interest rate of 1.89% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants at grant date was  $5,903,228. The Company received net proceeds of  $8.4 million from this private placement. The commission and legal cost associated with this offering was  $1.6 million.

On December 13, 2010, the Company completed a closing of  $20,000,000 in a combination of debt and equity offerings through accredited institutional investors. In a private placement of equity, the Company sold 2,500,000 units, consisting of one share of its common stock and a warrant to purchase 67.5% of one share of its common stock, at  $4.00 per unit for a total of  $10,000,000. The warrants are immediately exercisable, expire on the fifth anniversary of their issuance and entitle the holders to purchase an aggregate of up to 1,687,500 shares of the Company’s common stock at  $4.00 per share. For its assistance in the private placement of equity, the Company paid a placement agent  $1,000,000 and issued it warrants to purchase 300,000 shares of the Company’s common stock under the same terms as the warrants issued in the private placement. The Company also paid the placement agent  $100,000 for its assistance in arranging the loan. The fair value of the warrants was calculated using the Black-Scholes model and the following assumptions: estimated life of 5 years, volatility of 102%, risk free interest rate of 1.89% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants at grant date was  $10,957,039.

Concurrently with the closing of the private placement on December 13, 2010, the Company entered into a long-term loan agreement with a lender for  $10,000,000. The loan bears interest of 10% payable quarterly with a maturity date of March 1, 2012 (See Note 15).

Following is a summary of the warrant activity:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term in Years
Granted	2,820,810	$3.70	4.41
Exercised	-
Forfeited	-
Outstanding at December 31, 2010	2,820,810	$3.70	4.23
Exercisable at December 31, 2010	2,820,810	$3.70	4.23

STOCK-BASED COMPENSATION PLAN	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
21. STOCK-BASED COMPENSATION PLAN

On July 13, 2010, the Company granted non-statutory stock options to its one independent U.S. director. The terms of the options are: 30,000 shares at an exercise price per share of  $8.44, with a life of 3 years and vesting over 2 years with 10,000 shares vested on the grant date and the remainder to vest in increments of 10,000 shares on each subsequent anniversary of the grant date, subject in each case to the director continuing to be associated with the Company as a director. The options were valued using a volatility of 147%, risk-free interest rate of 1.89% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options. The grant date fair value of the options was  $203,235.

On December 16, 2010, the Company granted non-statutory stock options to its other independent U.S. director. The terms of the options are: 30,000 shares at an exercise price per share of  $8.40, with a life of 3 years and vesting over 2 years with 10,000 shares vested on the grant date and the remainder to vest in increments of 10,000 shares on each subsequent anniversary of the grant date, subject in each case to the director continuing to be associated with the Company as a director. The options were valued using a volatility of 102%, risk-free interest rate of 1.89% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options. The grant date fair value of the options was  $149,847. On February 21, 2011, the director resigned his position from the Company. Accordingly, the unvested 20,000 shares were forfeited. Pursuant to the option agreement, the 10,000 options vested to this independent director expired unexercised as of May 22, 2011.

Based on the fair value method under SFAS No. 123 (Revised) “Share Based Payment” (“SFAS 123(R)”) (codified in FASB ASC Financial Instruments, Topic 718), the fair value of each stock option granted is estimated on the date of the grant using the Black-Scholes option pricing model. The Black-Scholes option pricing model has assumptions for risk-free interest rates, dividends, stock volatility and expected life of an option grant. The risk-free interest rate is based upon market yields for U.S. Treasury debt securities at a maturity near the term remaining on the option. Dividend rates are based on the Company’s dividend history. The stock volatility factor is based on the historical volatility of the Company’s stock price. The expected life of an option grant is based on management’s estimate. The fair value of each option grant to independent directors is calculated by the Black-Scholes method and is recognized as compensation expense over the vesting period of each stock option award.

Following is a summary of the option activity:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term in Years
Outstanding at December 31, 2010	60,000	$8.42	2.74
Exercisable at December 31, 2010	20,000	$8.42	2.74
Granted	-
Exercised	-
Forfeited	30,000	$8.40
Outstanding at June 30, 2011	30,000	$8.44	2.03
Exercisable at June 30, 2011	10,000	$8.44	2.03

There were no options exercised during the six and three months ended June 30, 2011. The Company recorded  $61,042 and  $25,323 as compensation expense for stock options for the six and three months ended June 30, 2011. Options expected to vest at June 30, 2011, were 20,000 shares, weighted average exercise price of  $8.44 and weighted-average remaining contractual term of 2.03 years.

22. STOCK-BASED COMPENSATION PLAN

On July 13, 2010, the Company granted non-statutory stock options to its one independent U.S. director. The terms of the options are: 30,000 shares at an exercise price per share of  $8.44, with a life of 3 years and vesting over 2 years with 10,000 shares vesting on the grant date and the remainder to vest in increments of 10,000 shares on each subsequent anniversary of the grant date, subject in each case to the director continuing to be associated with the Company as a director. The options were valued using a volatility of 147%, risk free interest rate of 1.89% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options. The grant date fair value of the options was  $203,235.

On December 16, 2010, the Company granted non-statutory stock options to its other independent U.S. director. The terms of the options are: 30,000 shares at an exercise price per share of  $8.40, with a life of 3 years and vesting over 2 years with 10,000 shares vesting on the grant date and the remainder to vest in increments of 10,000 shares on each subsequent anniversary of the grant date, subject in each case to the director continuing to be associated with the Company as a director. The options were valued using a volatility of 102%, risk free interest rate of 1.89% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options. The grant date fair value of the options was  $149,847.

Based on the fair value method under SFAS No. 123 (Revised) “Share Based Payment” (“SFAS 123(R)”) (codified in FASB ASC Financial Instruments, Topic 718), the fair value of each stock option granted is estimated on the date of the grant using the Black-Scholes option pricing model. The Black-Scholes option pricing model has assumptions for risk free interest rates, dividends, stock volatility and expected life of an option grant. The risk free interest rate is based upon market yields for United States Treasury debt securities at a maturity near the term remaining on the option. Dividend rates are based on the Company’s dividend history. The stock volatility factor is based on the historical volatility of the Company’s stock price. The expected life of an option grant is based on management’s estimate. The fair value of each option grant to independent directors is calculated by the Black-Scholes method and is recognized as compensation expense over the vesting period of each stock option award.

Following is a summary of the option activity:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term in Years
Granted	60,000	$8.42	3.00
Exercised	-
Forfeited	-
Outstanding at December 31, 2010	60,000	$8.42	2.74
Exercisable at December 31, 2010	20,000	$8.42	2.74

There were no options exercised during the year ended December 31, 2010. The Company recorded  $168,842 as compensation expense for stock options for the year ended December 31, 2010. Options that were expected to vest at December 31, 2010, were 40,000 shares, weighted average exercise price of  $8.42 and weighted-average remaining contractual term of 2.74 years.

STATUTORY RESERVES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Statutory Reserve [Text Block]
22. STATUTORY RESERVES

Pursuant to the corporate law of the PRC effective January 1, 2006, PRC subsidiaries of the Company’s operating subsidiaries in China are required to maintain one statutory reserve by appropriating from its after-tax profit before declaration or payment of dividends. The statutory reserve represents restricted retained earnings.

Surplus reserve fund

The PRC subsidiaries of the Company are required to transfer 10% of their net income, as determined under PRC accounting rules and regulations, to a statutory surplus reserve fund until such reserve balance reaches 50% of the Company’s registered capital.

The surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholding or by increasing the par value of the shares currently held by them, provided that the remaining reserve balance after such issue is not less than 25% of the registered capital.

Common welfare fund

Common welfare fund is a voluntary fund into which the Company can elect to transfer 5% to 10% of its net income. The Company did not make any contribution to this fund in six and three months ended June 30, 2011 and 2010.

This fund can only be utilized on capital items for the collective benefit of the Company’s employees, such as construction of dormitories, cafeteria facilities and other staff welfare facilities. This fund is non-distributable other than upon liquidation.

23. STATUTORY RESERVES

Pursuant to the corporate law of the PRC effective January 1, 2006, PRC subsidiaries of the Company’s Chinese operating subsidiaries are required to maintain one statutory reserve by appropriating from its after-tax profit before declaration or payment of dividends. The statutory reserve represents restricted retained earnings.

Surplus reserve fund

The PRC subsidiaries of the Company are required to transfer 10% of their net income, as determined under PRC accounting rules and regulations, to a statutory surplus reserve fund until such reserve balance reaches 50% of the Company’s registered capital.

The surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholding or by increasing the par value of the shares currently held by them, provided that the remaining reserve balance after such issue is not less than 25% of the registered capital.

Common welfare fund

Common welfare fund is a voluntary fund into which the Company can elect to transfer 5% to 10% of its net income. The Company did not make any contribution to this fund in the years ended December 31, 2010 and 2009.

This fund can only be utilized on capital items for the collective benefit of the Company’s employees, such as construction of dormitories, cafeteria facilities and other staff welfare facilities. This fund is non-distributable other than upon liquidation.

OPERATING RISKS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Unusual Risks and Uncertainties [Table Text Block]
23. OPERATING RISKS

The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchases and expenses transactions are denominated in RMB and all of the Company’s assets and liabilities are also denominated in RMB. The RMB is not freely convertible into foreign currencies under current PRC law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions. Remittances in currencies other than RMB may require certain supporting documentation in order to affect the remittance.

24. OPERATING RISKS

The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in the North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchases and expenses transactions are denominated in RMB and all of the Company’s assets and liabilities are also denominated in RMB. The RMB is not freely convertible into foreign currencies under current PRC law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions. Remittances in currencies other than RMB may require certain supporting documentation in order to affect the remittance.

CONTINGENCIES AND COMMITMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Text Block]	24. CONTINGENCY AND COMMITMENTS The Company is required to contribute $14.2 million as additional capital to Creative Bellows by July 2012.
25. CONTINGENCY AND COMMITMENTS

The Company is required to contribute  $14.2 million as additional contribution of capital to Creative Bellows by July 2012. If the Company is unable to make the required capital contribution to registered capital, the Company may be subject to a penalty related to the unsatisfied portion of registered capital. If the Company chooses to pay the penalty, the Company can request that its registered capital be reduced to the amount already paid or to another amount that can be completed within a set period of time. The Company may also apply for a grace period, whereby the Company would receive up to an additional 9 months to make the payment, or may apply to reduce its registered capital prior to the payment becoming due.

The Company has been granted an exclusive license to use a production method patent for lead-free soft solder with mischmetal from the Shenyang Industry University until December 31, 2016. Under the terms of the license, the Company will pay Shenyang Industry University royalties based on the Company’s sales associated with its use of the patent of no more than RMB 100,000 ( $15,200) each quarter.

On January 13, 2011, the Company received a delisting notice from the NASDAQ Staff pursuant to its discretionary authority under Listing Rule 5101, which asserts that the Company failed to timely notify NASDAQ of the Company’s plans to complete the December 2010 financing transactions during the listing application process as required by Listing Rules 5205(e) and 5250(a)(1). The Company has appealed the Staff’s decision to an independent NASDAQ Hearings Panel. Until the Panel reaches a final determination, the Company’s common stock will continue to be listed on the NASDAQ Capital Market.

CONDENSED FINANCIAL INFORMATION OF U.S. PARENT	12 Months Ended
Dec. 31, 2010
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
26. CONDENSED FINANCIAL INFORMATION OF U.S. PARENT

CleanTech is a U.S. holding company with no material assets other than the ownership interests of its two wholly owned subsidiaries organized under the laws of the PRC. Following are condensed financial statements for CleanTech, the U.S. parent, on a standalone, unconsolidated basis as of December 31, 2010.

"CLEANTECH INNOVATIONS, INC."

BALANCE SHEET - US PARENT ONLY

DECEMBER 31, 2010

2010
ASSETS
Cash and equivalents	$26,654
Investment in subsidiaries	39,451,934
Prepayments	233,904

TOTAL ASSETS	$39,712,492

LIABILITIES AND STOCKHOLDERS' EQUITY
Other payables and accrued expenses	$27,671
Long term loan	10,000,000

Total Liabilities	10,027,671

CONTINGENCY AND COMMITMENTS

STOCKHOLDERS' EQUITY:
Preferred stock, $0.00001 par value, 100,000,000 shares authorized, no shares issued and outstanding as of December 31, 2010	-
Common stock, $0.00001 par value, 100,000,000 shares authorized, 24,963,322 shares issued and outstanding as of December 31, 2010	250
Paid in capital	20,514,442
Statutory reserve fund	890,122
Accumulated other comprehensive income	1,030,432
Retained earnings	7,249,575

Total stockholders' equity	29,684,821

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$39,712,492

"CLEANTECH INNOVATIONS, INC."

STATEMENT OF INCOME - US PARENT ONLY

YEAR ENDED DECEMBER 31, 2010

2010

Operating expenses
General and administrative	$546,083

Non-operating income (expense)
Interest expense	(65,592)
Other expenses	(166)
Equity income in subsidiaries	4,830,682

Total non-operating income	4,764,924

Income before income tax	4,218,841
Income tax expense	-

Net Income	$4,218,841

"CLEANTECH INNOVATIONS, INC."

STATEMENT OF CASH FLOW - US PARENT ONLY

YEAR ENDED DECEMBER 31, 2010

2010

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$4,218,841
Adjustments to reconcile net income to net cash used in operating activities:
Stock options	168,842
Equity income in subsidiaries	(4,830,682)
Increase in other assets	(206,232)

Net cash used in operating activities	(649,231)

CASH FLOWS FROM INVESTING ACTIVITIES:
Long term investment	(26,374,318)

Net cash used in investing activities	(26,374,318)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long term loans	10,000,000
Issuance of common stock	17,050,203

Net cash provided by financing activities	27,050,203

NET INCREASE IN CASH & EQUIVALENTS	26,654

CASH & EQUIVALENTS, BEGINNING OF YEAR	-

CASH & EQUIVALENTS, END OF YEAR	$26,654

Supplemental cash flow data:
Interest paid	$275,069
Income tax paid	$-